GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of carrying amount of goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of beginning of the year	$ 69,217	$ 35,145
Goodwill acquired	13,183	34,072
Closing balance	$ 82,400	$ 69,217